UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Cincinnati, Ohio			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878-4066

Date of fiscal year end:	3/31

Date of reporting period:	9/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

September 30, 2010
(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Diversified Small Cap Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Core Equity Fund

Touchstone Large Cap Growth Fund

Touchstone Mid Cap Growth Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3

Statements of Assets and Liabilities	4-7

Statements of Operations	8-9

Statements of Changes in Net Assets	10-12

Financial Highlights	13-21

Notes to Financial Statements	22-35

Portfolios of Investments:

Touchstone Diversified Small Cap Growth Fund	36-37

Touchstone Growth Opportunities Fund	38-39

Touchstone Large Cap Core Equity Fund	40-41

Touchstone Large Cap Growth Fund	42

Touchstone Mid Cap Growth Fund	43-44

Other Items	45-47

Privacy Protection Policy	48

Tabular Presentation of Portfolios of Investments

September 30, 2010

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Touchstone Diversified Small Cap Growth Fund

Sector Allocation	(% of Net Assets)
Information Technology	28.5
Health Care	22.6
Consumer Discretionary	20.9
Industrials	12.4
Financials	7.2
Energy	4.6
Materials	2.5
Telecommunication Services	1.2
Investment Funds	22.7
Other Assets/Liabilities (Net)	(22.6)
Total	100.0

Touchstone Growth Opportunities Fund

Sector Allocation	(% of Net Assets)
Information Technology	34.4
Health Care	19.2
Industrials	15.1
Consumer Discretionary	9.2
Energy	8.6
Consumer Staples	4.4
Materials	4.3
Financials	1.6
Investment Funds	8.5
Other Assets/Liabilities (Net)	(5.3)
Total	100.0

Touchstone Large Cap Core Equity Fund

Sector Allocation	(% of Net Assets)
Information Technology	22.6
Consumer Discretionary	14.9
Financials	13.7
Industrials	13.0
Health Care	10.2
Energy	9.2
Consumer Staples	7.5
Materials	3.5
Utilities	2.5
Telecommunication Services	1.6
Investment Funds	4.0
Other Assets/Liabilities (Net)	(2.7)
Total	100.0

Touchstone Large Cap Growth Fund

Sector Allocation	(% of Net Assets)
Information Technology	37.4
Consumer Discretionary	21.5
Health Care	13.3
Consumer Staples	11.4
Materials	8.9
Industrials	6.6
Investment Funds	9.7
Other Assets/Liabilities (Net)	(8.8)
Total	100.0

Touchstone Mid Cap Growth Fund

Sector Allocation	(% of Net Assets)
Information Technology	19.8
Financials	17.5
Industrials	15.5
Consumer Discretionary	11.5
Health Care	10.7
Energy	10.0
Materials	7.0
Consumer Staples	3.1
Utilities	2.6
Telecommunication Services	1.0
Investment Funds	8.2
Other Assets/Liabilities (Net)	(6.9)
Total	100.0

Statements of Assets and Liabilities

September 30, 2010 (Unaudited)

	Touchstone Diversified Small Cap Growth Fund	Touchstone Growth Opportunities Fund	Touchstone Large Cap Core Equity Fund	Touchstone Large Cap Growth Fund
Assets
Investment securities:
At cost	$30,893,871	$82,612,584	$46,544,335	$584,518,185
Affiliated securities, at market value	$—	$2,678,263	$728,329	$8,123,958
Non-affiliated securities, at market value	35,277,664	86,232,795	50,144,601	746,780,516
At market value - including $6,323,679, $4,264,426, $1,238,099, and $57,841,373 of securities loaned for the Diversified Small Cap Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, and Large Cap Growth Fund, respectively.	$35,277,664	$88,911,058	$50,872,930	$754,904,474
Cash	—	2	—	—
Dividends and interest receivable	2,968	51,821	77,126	405,239
Receivable for capital shares sold	18,429	77,191	523	605,699
Receivable for securities sold	675,381	473,555	—	—
Receivable for securities lending income	6,362	383	80	4,056
Other assets	27,680	36,344	8,968	68,414
Total Assets	36,008,484	89,550,354	50,959,627	755,987,882
Liabilities
Bank overdrafts	6,300	—	—	—
Payable upon return of securities loaned	6,534,533	4,468,421	1,270,442	59,270,298
Payable for capital shares redeemed	76,731	68,260	29,664	1,740,729
Payable for securities purchased	509,905	428,245	—	—
Payable to Advisor	31,765	53,190	26,151	447,052
Payable to other affiliates	24,185	47,148	38,199	700,813
Payable to Trustees	4,589	4,598	4,598	4,683
Other accrued expenses and liabilities	48,412	48,267	48,141	252,584
Total Liabilities	7,236,420	5,118,129	1,417,195	62,416,159
Net Assets	$28,772,064	$84,432,225	$49,542,432	$693,571,723
Net assets consist of:
Paid-in capital	$45,961,043	$123,356,260	$57,837,069	$818,937,910
Accumulated net investment income (loss)	(144,998)	563,418	740,579	(1,139,580)
Accumulated net realized losses from security transactions	(21,427,774)	(45,785,927)	(13,363,811)	(294,612,896)
Net unrealized appreciation on investments	4,383,793	6,298,474	4,328,595	170,386,289
Net Assets	$28,772,064	$84,432,225	$49,542,432	$693,571,723
Pricing of Class A Shares
Net assets attributable to Class A shares	$11,621,925	$40,590,706	$48,041,765	$287,998,032
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,267,950	1,953,252	5,623,914	13,412,503
Net asset value and redemption price per share	$9.17	$20.78	$8.54	$21.47
Maximum offering price per share	$9.73	$22.05	$9.06	$22.78
Pricing of Class B Shares
Net assets attributable to Class B shares	$—	$—	$—	$13,188,266
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	641,386
Net asset value, offering price and redemption price per share*	$—	$—	$—	$20.56

Statements of Assets and Liabilities (Continued)

	Touchstone Diversified Small Cap Growth Fund	Touchstone Growth Opportunities Fund	Touchstone Large Cap Core Equity Fund	Touchstone Large Cap Growth Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$2,177,749	$7,487,197	$1,500,667	$123,688,666
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	243,086	387,410	178,144	6,006,138
Net asset value, offering price and redemption price per share*	$8.96	$19.33	$8.42	$20.59
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$14,972,390	$2,100,645	$—	$268,696,759
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,618,093	100,637	—	12,409,487
Net asset value, offering price and redemption price per share	$9.25	$20.87	$—	$21.65
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$—	$34,253,677	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	1,636,790	—	—
Net asset value, offering price and redemption price per share	$—	$20.93	$—	$—

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Continued)

Touchstone Mid Cap Growth Fund
Assets
Investment securities:
At cost	$724,532,619
Affiliated securities, at market value	$11,317,765
Non-affiliated securities, at market value	821,554,629
At market value - including $51,089,676 of securities loaned.	$832,872,394
Cash	4
Dividends and interest receivable	670,921
Receivable for capital shares sold	460,096
Receivable for securities sold	1,617,669
Receivable for securities lending income	54,601
Other assets	61,742
Total Assets	835,737,427
Liabilities
Payable upon return of securities loaned	52,488,794
Payable for capital shares redeemed	1,605,039
Payable for securities purchased	778,295
Payable to Advisor	499,866
Payable to other affiliates	936,637
Payable to Trustees	4,598
Other accrued expenses and liabilities	543,849
Total Liabilities	56,857,078
Net Assets	$778,880,349
Net assets consist of:
Paid-in capital	$781,172,035
Accumulated net investment income	421,463
Accumulated net realized losses from security transactions	(111,052,924)
Net unrealized appreciation on investments	108,339,775
Net Assets	$778,880,349
Pricing of Class A Shares
Net assets attributable to Class A shares	$532,972,281
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	26,281,804
Net asset value and redemption price per share	$20.28
Maximum offering price per share	$21.52
Pricing of Class B Shares
Net assets attributable to Class B shares	$23,805,173
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,401,090
Net asset value, offering price and redemption price per share*	$16.99

Statements of Assets and Liabilities (Continued)

Touchstone Mid Cap Growth Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$198,451,712
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,665,200
Net asset value, offering price and redemption price per share*	$17.01
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$23,651,183
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,159,522
Net asset value, offering price and redemption price per share	$20.40

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Operations

For the Period Ended September 30, 2010 (Unaudited)

	Touchstone Diversified Small Cap Growth Fund	Touchstone Growth Opportunities Fund	Touchstone Large Cap Core Equity Fund	Touchstone Large Cap Growth Fund
Investment Income
Dividends from affiliated securities	$661	$2,557	$858	$15,554
Dividends from non-affiliated securities (A)	30,166	954,286	509,959	3,585,738
Income from securities loaned	44,552	1,984	315	26,175
Total Investment Income	75,379	958,827	511,132	3,627,467
Expenses
Investment advisory fees	177,279	292,837	161,904	2,656,143
Distribution expenses, Class A	14,939	41,356	60,135	368,898
Distribution expenses, Class B	—	—	—	67,500
Distribution expenses, Class C	11,514	37,099	8,543	634,073
Administration fees	33,768	70,564	49,817	744,580
Transfer Agent fees, Class A	15,036	31,469	13,569	225,954
Transfer Agent fees, Class B	—	—	—	16,713
Transfer Agent fees, Class C	4,494	9,634	2,892	106,235
Transfer Agent fees, Class Y	3,146	68	—	138,958
Transfer Agent fees, Institutional Class	—	83	—	—
Postage and supplies	10,928	14,501	8,556	125,977
Reports to shareholders	8,481	11,290	5,602	80,977
Registration fees, Class A	800	—	—	8,166
Registration fees, Class C	—	1,837	1,564	—
Registration fees, Class Y	907	636	—	24,001
Registration fees, Institutional Class	—	4,037	—	—
Professional fees	26,708	26,965	27,425	46,803
Custodian fees	2,105	3,649	2,868	15,608
Trustees' fees and expenses	4,932	4,942	4,942	5,027
Compliance fees and expenses	1,227	1,192	1,352	2,580
Other expenses	1,034	479	572	7,836
Total Expenses	317,298	552,638	349,741	5,276,029
Fees waived by the Administrator	(33,768)	(70,564)	(49,817)	(508,983)
Fees waived and/or expenses reimbursed by the Advisor	(63,152)	(86,665)	(7,197)	—
Net Expenses	220,378	395,409	292,727	4,767,046
Net Investment Income (Loss)	(144,999)	563,418	218,405	(1,139,579)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	1,729,449	(612,069)	(252,204)	46,045,218
Net change in unrealized appreciation/(depreciation) on investments	(1,559,711)	778,597	(1,067,046)	(27,479,219)
Net Realized and Unrealized Gains (Losses) on Investments	169,738	166,528	(1,319,250)	18,565,999
Net Increase (Decrease) in Net Assets from Operations	$24,739	$729,946	$(1,100,845)	$17,426,420
(A) Net of foreign tax withholding of:	$—	$184	$—	$132,946

See accompanying notes to financial statements.

Statements of Operations (Continued)

Touchstone Mid Cap Growth Fund
Investment Income
Dividends from affiliated securities	$12,097
Dividends from non-affiliated securities (A)	6,998,846
Income from securities loaned	125,024
Total Investment Income	7,135,967
Expenses
Investment advisory fees	3,167,919
Distribution expenses, Class A	675,545
Distribution expenses, Class B	132,853
Distribution expenses, Class C	1,005,331
Administration fees	791,987
Transfer Agent fees, Class A	325,394
Transfer Agent fees, Class B	37,032
Transfer Agent fees, Class C	160,304
Transfer Agent fees, Class Y	995
Postage and supplies	211,794
Reports to shareholders	136,512
Registration fees, Class B	531
Registration fees, Class Y	670
Professional fees	53,023
Custodian fees	22,202
Trustees' fees and expenses	4,942
Compliance fees and expenses	2,347
Other expenses	7,548
Total Expenses	6,736,929
Fees waived by the Administrator	(21,829)
Net Expenses	6,715,100
Net Investment Income	420,867
Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions	27,460,498
Net change in unrealized appreciation/(depreciation) on investments	(30,052,414)
Net Realized and Unrealized Losses on Investments	(2,591,916)
Net Decrease in Net Assets from Operations	$(2,171,049)
(A) Net of foreign tax withholding of:	$2,977

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Touchstone Diversified Small Cap Growth Fund		Touchstone Growth Opportunities Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
From Operations
Net investment income (loss)	$(144,999)	$(255,756)	$563,418	$(114,116)
Net realized gains (losses) from security transactions	1,729,449	(1,130,136)	(612,069)	2,752,394
Net change in unrealized appreciation/(depreciation) on investments	(1,559,711)	11,606,065	778,597	10,376,020
Net Increase in Net Assets from Operations	24,739	10,220,173	729,946	13,014,298
From Capital Share Transactions
Class A
Proceeds from shares sold	1,013,465	3,255,184	11,294,001	13,402,011
Payments for shares redeemed	(2,158,164)	(3,533,945)	(3,122,934)	(7,570,719)
Net Increase (Decrease) in Net Assets from Class A Share Transactions	(1,144,699)	(278,761)	8,171,067	5,831,292
Class C
Proceeds from shares sold	17,571	67,262	444,286	852,852
Payments for shares redeemed	(412,416)	(657,371)	(934,948)	(1,632,604)
Net Decrease in Net Assets from Class C Share Transactions	(394,845)	(590,109)	(490,662)	(779,752)
Class Y
Proceeds from shares sold	1,260,208	9,339,912	215,138	2,269,092
Payments for shares redeemed	(7,113,144)	(2,680,336)	(318,251)	(156,133)
Net Increase (Decrease) in Net Assets from Class Y Share Transactions	(5,852,936)	6,659,576	(103,113)	2,112,959
Institutional Class
Proceeds from shares sold	—	—	12,347,973	20,899,516
Payments for shares redeemed	—	—	(520,737)	(1,021,376)
Net Increase in Net Assets from Institutional Class Share Transactions	—	—	11,827,236	19,878,140
Total Increase (Decrease) in Net Assets	(7,367,741)	16,010,879	20,134,474	40,056,937
Net Assets
Beginning of period	36,139,805	20,128,926	64,297,751	24,240,814
End of period	$28,772,064	$36,139,805	$84,432,225	$64,297,751
Accumulated Net Investment Income (Loss)	$(144,998)	$1	$563,418	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Large Cap Core Equity Fund		Touchstone Large Cap Growth Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
From Operations
Net investment income (loss)	$218,405	$522,179	$(1,139,579)	$(3,026,486)
Net realized gains (losses) from security transactions	(252,204)	(3,667,576)	46,045,218	28,192,534
Net change in unrealized appreciation/(depreciation) on investments	(1,067,046)	22,935,800	(27,479,219)	259,377,852
Net Increase (Decrease) in Net Assets from Operations	(1,100,845)	19,790,403	17,426,420	284,543,900
Distributions to Shareholders
From net investment income, Class A	—	(263,434)	—	(695,550)
From net investment income, Class Y	—	—	—	(1,490,529)
Tax return of capital, Class A	—	—	—	(280,368)
Tax return of capital, Class Y	—	—	—	(220,290)
Decrease in Net Assets from Distributions to Shareholders	—	(263,434)	—	(2,686,737)
From Capital Share Transactions
Class A
Proceeds from shares sold	902,263	2,924,182	17,865,990	54,719,163
Reinvested distributions	—	259,282	—	798,447
Payments for shares redeemed	(3,201,520)	(15,673,641)	(72,349,744)	(276,344,671)
Net Decrease in Net Assets from Class A Share Transactions	(2,299,257)	(12,490,177)	(54,483,754)	(220,827,061)
Class B
Proceeds from shares sold	—	—	—	14,099
Payments for shares redeemed	—	—	(2,047,624)	(4,424,854)
Net Decrease in Net Assets from Class B Share Transactions	—	—	(2,047,624)	(4,410,755)
Class C
Proceeds from shares sold	72,936	232,027	2,323,117	11,544,805
Payments for shares redeemed	(531,585)	(798,878)	(23,900,013)	(56,669,909)
Net Decrease in Net Assets from Class C Share Transactions	(458,649)	(566,851)	(21,576,896)	(45,125,104)
Class Y
Proceeds from shares sold	—	—	12,825,578	131,293,090
Reinvested distributions	—	—	—	1,653,838
Payments for shares redeemed	—	—	(102,959,463)	(77,058,051)
Net Increase (Decrease) in Net Assets from Class Y Share Transactions	—	—	(90,133,885)	55,888,877
Total Increase (Decrease) in Net Assets	(3,858,751)	6,469,941	(150,815,739)	67,383,120
Net Assets
Beginning of period	53,401,183	46,931,242	844,387,462	777,004,342
End of period	$49,542,432	$53,401,183	$693,571,723	$844,387,462
Accumulated Net Investment Income (Loss)	$740,579	$522,174	$(1,139,580)	$(1)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Mid Cap Growth Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
From Operations
Net investment income (loss)	$420,867	$(2,844,618)
Net realized gains from security transactions	27,460,498	27,987,013
Net change in unrealized appreciation/(depreciation) on investments	(30,052,414)	296,748,610
Net Increase (Decrease) in Net Assets from Operations	(2,171,049)	321,891,005
From Capital Share Transactions
Class A
Proceeds from shares sold	45,747,949	164,390,215
Payments for shares redeemed	(95,383,099)	(200,190,917)
Net Decrease in Net Assets from Class A Share Transactions	(49,635,150)	(35,800,702)
Class B
Proceeds from shares sold	6,197	197,220
Payments for shares redeemed	(8,609,203)	(11,269,321)
Net Decrease in Net Assets from Class B Share Transactions	(8,603,006)	(11,072,101)
Class C
Proceeds from shares sold	6,116,081	15,963,017
Payments for shares redeemed	(25,184,991)	(39,571,605)
Net Decrease in Net Assets from Class C Share Transactions	(19,068,910)	(23,608,588)
Class Y
Proceeds from shares sold	5,238,807	34,029,321
Payments for shares redeemed	(7,760,419)	(10,620,896)
Net Increase (Decrease) in Net Assets from Class Y Share Transactions	(2,521,612)	23,408,425
Total Increase (Decrease) in Net Assets	(81,999,727)	274,818,039
Net Assets
Beginning of period	860,880,076	586,062,037
End of period	$778,880,349	$860,880,076
Accumulated Net Investment Income	$421,463	$596

See accompanying notes to financial statements.

Financial Highlights

Touchstone Diversified Small Cap Growth Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,			Period Ended March 31,
	(Unaudited)		2010	2009	2008	2007 (A)
Net asset value at beginning of period	$9.09		$6.27	$9.80	$11.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.02)	0.50	(0.07)
Net realized and unrealized gains (losses) on investments	0.12		2.90	(3.51)	(1.15)	1.71
Total from investment operations	0.08		2.82	(3.53)	(0.65)	1.64
Distributions from net realized gains	—		—	—	(1.19)	—
Net asset value at end of period	$9.17		$9.09	$6.27	$9.80	$11.64
Total return (B)	0.88	% (C)	44.98%	(36.02%)	(7.28%)	16.40	% (C)
Net assets at end of period (000's)	$11,622		$12,708	$9,054	$22,955	$5,846
Ratio of net expenses to average net assets	1.40	% (D)	1.40%	1.40%	1.40%	1.40	% (D)
Ratio of net investment income (loss) to average net assets	(0.95	%) (D)	(0.99%)	(0.22%)	0.33%	(1.15	%) (D)
Portfolio turnover rate	35	% (C)	76%	113%	99%	86	% (C)

Touchstone Diversified Small Cap Growth Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,		Period Ended March 31,
	(Unaudited)		2010	2009	2008 (E)
Net asset value at beginning of period	$8.91		$6.20	$9.75	$12.44
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.15)	(0.08)	(0.22)
Net realized and unrealized gains (losses) on investments	0.13		2.86	(3.47)	(1.28)
Total from investment operations	0.05		2.71	(3.55)	(1.50)
Distributions from net realized gains	—		—	—	(1.19)
Net asset value at end of period	$8.96		$8.91	$6.20	$9.75
Total return (B)	0.56	% (C)	43.71%	(36.41%)	(13.66	%) (C)
Net assets at end of period (000's)	$2,178		$2,576	$2,267	$4,228
Ratio of net expenses to average net assets	2.15	% (D)	2.15%	2.15%	0.84	% (D)
Ratio of net investment loss to average net assets	(1.70	%) (D)	(1.74%)	(0.98%)	(17.70	%) (D)
Portfolio turnover rate	35	% (C)	76%	113%	99	% (C)

(A)  Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Diversified Small Cap Growth Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended September 30, 2010	Year Ended March 31,	Period Ended March 31,
(Unaudited)	2010	2009	2008	2007 (A)
Net asset value at beginning of period	$9.16	$6.30	$9.84	$11.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.05)	0.00	(B)	0.04	(0.05)
Net realized and unrealized gains (losses) on investments	0.13	2.91	(3.54)	(0.67)	1.71
Total from investment operations	0.09	2.86	(3.54)	(0.63)	1.66
Distributions from net realized gains	—	—	—	(1.19)	—
Net asset value at end of period	$9.25	$9.16	$6.30	$9.84	$11.66
Total return	0.98	% (C)	45.40%	(35.98%)	(7.09%)	16.60	% (C)
Net assets at end of period (000's)	$14,972	$20,856	$8,808	$14,509	$6,128
Ratio of net expenses to average net assets	1.15	% (D)	1.15%	1.15%	1.15%	1.15	% (D)
Ratio of net investment income (loss) to average net assets	(0.70	%) (D)	(0.74%)	0.02%	(0.52%)	(0.90	%) (D)
Portfolio turnover rate	35	% (C)	76%	113%	99%	86	% (C)

(A)  Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)  Amount rounds to less than $0.01 per share.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$20.88		$14.41	$21.68	$20.75	$21.57	$17.92
Income (loss) from investment operations:
Net investment gain (loss)	0.12		(0.03)	(0.15)	(0.24)	(0.35)	(0.21)
Net realized and unrealized gains (losses) on investments	(0.22)		6.50	(7.12)	1.17	(0.47)	3.86
Total from investment operations	(0.10)		6.47	(7.27)	0.93	(0.82)	3.65
Net asset value at end of period	$20.78		$20.88	$14.41	$21.68	$20.75	$21.57
Total return (A)	(0.48	%) (B)	44.90%	(33.53%)	4.48%	(3.80%)	20.37%
Net assets at end of period (000's)	$40,591		$32,182	$17,973	$26,349	$35,723	$98,004
Ratio of net expenses to average net assets	1.21	% (C)	1.24%	1.51%	1.55%	1.79%	1.64%
Ratio of net investment income (loss) to average net assets	1.46	% (C)	(0.22%)	(0.70%)	(0.89%)	(1.12%)	(1.09%)
Portfolio turnover rate	53	% (B)	100%	60%	82%	161%	80%

Touchstone Growth Opportunities Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$19.49		$13.55	$20.42	$19.63	$20.60	$17.11
Income (loss) from investment operations:
Net investment income (loss)	0.06		(0.17)	(0.29)	(0.35)	(0.54)	(0.40)
Net realized and unrealized gains (losses) on investments	(0.22)		6.11	(6.58)	1.14	(0.43)	3.89
Total from investment operations	(0.16)		5.94	(6.87)	0.79	(0.97)	3.49
Net asset value at end of period	$19.33		$19.49	$13.55	$20.42	$19.63	$20.60
Total return (A)	(0.82	%) (B)	43.84%	(33.64%)	4.02%	(4.71%)	20.40%
Net assets at end of period (000's)	$7,487		$8,085	$6,262	$11,115	$11,957	$22,412
Ratio of net expenses to average net assets	1.96	% (C)	1.99%	2.27%	2.30%	2.71%	2.57%
Ratio of net investment income (loss) to average net assets	0.60	% (C)	(0.96%)	(1.46%)	(1.60%)	(2.00%)	(2.01%)
Portfolio turnover rate	53	% (B)	100%	60%	82%	161%	80%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010		Period Ended March 31, 2009 (A)
Net asset value at beginning of period	$20.94		$14.41		$14.37
Income (loss) from investment operations:
Net investment income (loss)	0.17		(0.00	) (B)	0.00	(B)
Net realized and unrealized gains (losses) on investments	(0.24)		6.53		0.04
Total from investment operations	(0.07)		6.53		0.04
Net asset value at end of period	$20.87		$20.94		$14.41
Total return	(0.33	%) (C)	45.32%		0.28	% (C)
Net assets at end of period (000's)	$2,101		$2,223		$3
Ratio of net expenses to average net assets	0.96	% (D)	0.98%		0.97	% (D)
Ratio of net investment income (loss) to average net assets	1.61	% (D)	(0.04%)		0.21	% (D)
Portfolio turnover rate	53	% (C)	100%		60	% (C)

Touchstone Growth Opportunities Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010	Period Ended March 31, 2009 (A)
Net asset value at beginning of period	$20.98		$14.42	$14.37
Income (loss) from investment operations:
Net investment income	0.17		0.01	0.00	(B)
Net realized and unrealized gains (losses) on investments	(0.22)		6.55	0.05
Total from investment operations	(0.05)		6.56	0.05
Net asset value at end of period	$20.93		$20.98	$14.42
Total return	(0.24	%) (C)	45.49%	0.35	% (C)
Net assets at end of period (000's)	$34,254		$21,807	$3
Ratio of net expenses to average net assets	0.80	% (D)	0.84%	0.82	% (D)
Ratio of net investment income to average net assets	2.01	% (D)	0.15%	0.36	% (D)
Portfolio turnover rate	53	% (C)	100%	60	% (C)

(A)  Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

(B)  Amount rounds to less than $0.01.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Large Cap Core Equity Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$8.70		$6.00	$10.36	$11.36	$10.49	$9.48
Income (loss) from investment operations:
Net investment income	0.04		0.10	0.12	0.10	0.11	0.06
Net realized and unrealized gains (losses) on investments	(0.20)		2.64	(3.77)	(0.62)	0.91	0.96
Total from investment operations	(0.16)		2.74	(3.65)	(0.52)	1.02	1.02
Less distributions:
Dividends from net investment income	—		(0.04)	(0.11)	(0.10)	(0.15)	(0.01)
Distributions from net realized gains	—		—	(0.60)	(0.38)	—	—
Total distributions	—		(0.04)	(0.71)	(0.48)	(0.15)	(0.01)
Net asset value at end of period	$8.54		$8.70	$6.00	$10.36	$11.36	$10.49
Total return (A)	(1.84	%) (B)	45.78%	(35.73%)	(5.03%)	9.83%	10.74%
Net assets at end of period (000's)	$48,042		$51,377	$45,073	$84,611	$95,175	$25,693
Ratio of net expenses to average net assets	1.15	% (C)	1.15%	1.15%	1.15%	1.15%	1.00%
Ratio of net investment income to average net assets	0.90	% (C)	1.02%	1.38%	0.89%	0.97%	1.03%
Portfolio turnover rate	14	% (B)	24%	51%	52%	54%	6%

Touchstone Large Cap Core Equity Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$8.61		$5.95	$10.29	$11.29	$10.39	$9.46
Income (loss) from investment operations:
Net investment income (loss)	0.00	(D)	0.01	0.04	0.01	(0.02)	0.03
Net realized and unrealized gains (losses) on investments	(0.19)		2.65	(3.72)	(0.61)	0.96	0.91
Total from investment operations	(0.19)		2.66	(3.68)	(0.60)	0.94	0.94
Less distributions:
Dividends from net investment income	—		—	(0.06)	(0.02)	(0.04)	(0.01)
Distributions from net realized gains	—		—	(0.60)	(0.38)	—	—
Total distributions	—		—	(0.66)	(0.40)	(0.04)	(0.01)
Net asset value at end of period	$8.42		$8.61	$5.95	$10.29	$11.29	$10.39
Total return (A)	(2.21	%) (B)	44.71%	(36.23%)	(5.72%)	9.09%	9.91%
Net assets at end of period (000's)	$1,501		$2,024	$1,858	$2,913	$4,231	$1,399
Ratio of net expenses to average net assets	1.90	% (C)	1.90%	1.90%	1.90%	1.90%	1.75%
Ratio of net investment income (loss) to average net assets	0.13	% (C)	0.26%	0.70%	0.13%	(0.26%)	0.26%
Portfolio turnover rate	14	% (B)	24%	51%	52%	54%	6%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

(D)  Amount rounds to less than $0.01.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$20.74		$14.73	$24.45	$22.06	$23.26	$19.84
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02)	0.09	0.02	(0.04)	(0.02)
Net realized and unrealized gains (losses) on investments	0.76		6.08	(9.80)	2.37	(1.16)	3.44
Total from investment operations	0.73		6.06	(9.71)	2.39	(1.20)	3.42
Less distributions:
Dividends from net investment income	—		(0.04)	(0.01)	—	—	—
Tax return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.05)	(0.01)	—	—	—
Net asset value at end of period	$21.47		$20.74	$14.73	$24.45	$22.06	$23.26
Total return (A)	3.52	% (B)	41.15%	(39.71%)	10.83%	(5.16%)	17.24%
Net assets at end of period (000's)	$287,998		$334,465	$418,808	$719,488	$656,582	$838,120
Ratio of net expenses to average net assets	1.25	% (C)	1.25%	1.25%	1.25%	1.16%	1.17%
Ratio of net investment income (loss) to average net assets	(0.28	%) (C)	(0.29%)	0.41%	0.06%	(0.16%)	(0.13%)
Portfolio turnover	43	% (B)	83%	126%	72%	115%	104%

Touchstone Large Cap Growth Fund — Class B

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$19.93		$14.22	$23.68	$21.46	$22.83	$19.60
Income (loss) from investment operations:
Net investment loss	(0.10)		(0.44)	(0.08)	(0.15)	(0.21)	(0.15)
Net realized and unrealized gains (losses) on investments	0.73		6.15	(9.38)	2.37	(1.16)	3.38
Total from investment operations	0.63		5.71	(9.46)	2.22	(1.37)	3.23
Net asset value at end of period	$20.56		$19.93	$14.22	$23.68	$21.46	$22.83
Total return (A)	3.16	% (B)	40.15%	(39.95%)	10.34%	(6.00%)	16.48%
Net assets at end of period (000's)	$13,188		$14,897	$14,186	$29,829	$26,669	$27,781
Ratio of net expenses to average net assets	1.91	% (C)	2.00%	2.00%	2.00%	2.02%	2.08%
Ratio of net investment loss to average net assets	(0.93	%) (C)	(1.05%)	(0.35%)	(0.65%)	(0.98%)	(1.02%)
Portfolio turnover rate	43	% (B)	83%	126%	72%	115%	104%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$19.97		$14.25	$23.74	$21.52	$22.88	$19.62
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.22)	(0.07)	(0.14)	(0.20)	(0.11)
Net realized and unrealized gains (losses) on investments	0.73		5.94	(9.42)	2.36	(1.16)	3.37
Total from investment operations	0.62		5.72	(9.49)	2.22	(1.36)	3.26
Net asset value at end of period	$20.59		$19.97	$14.25	$23.74	$21.52	$22.88
Total return (A)	3.10	% (B)	40.14%	(39.97%)	10.32%	(5.94%)	16.62%
Net assets at end of period (000's)	$123,689		$142,179	$137,641	$236,582	$190,261	$188,810
Ratio of net expenses to average net assets	2.00	% (C)	2.00%	2.00%	2.00%	1.95%	1.98%
Ratio of net investment loss to average net assets	(1.03	%) (C)	(1.05%)	(0.33%)	(0.66%)	(0.92%)	(0.93%)
Portfolio turnover rate	43	% (B)	83%	126%	72%	115%	104%

Touchstone Large Cap Growth Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$20.89		$14.84	$24.64	$22.19	$23.33	$19.86
Income (loss) from investment operations:
Net investment income (loss)	(0.00	) (D)	(0.01)	0.10	0.05	0.06	0.03
Net realized and unrealized gains (losses) on investments	0.76		6.17	(9.85)	2.40	(1.20)	3.44
Total from investment operations	0.76		6.16	(9.75)	2.45	(1.14)	3.47
Less distributions:
Dividends from net investment income	—		(0.10)	(0.05)	—	—	—
Tax return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.11)	(0.05)	—	—	—
Net asset value at end of period	$21.65		$20.89	$14.84	$24.64	$22.19	$23.33
Total return	3.64	% (B)	41.53%	(39.58%)	11.04%	(4.89%)	17.47%
Net assets at end of period (000's)	$268,697		$352,847	$206,369	$31,679	$40,044	$66,655
Ratio of net expenses to average net assets	0.99	% (C)	0.99%	0.97%	1.00%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets	(0.01	%) (C)	(0.06%)	0.95%	0.21%	0.13%	0.12%
Portfolio turnover	43	% (B)	83%	126%	72%	115%	104%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

(D)  Amount rounds to less than $0.01.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$20.18		$12.95	$21.16	$24.17	$24.02	$21.42
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.03)	(0.01)	(0.12)	(0.14)	(0.12)
Net realized and unrealized gains (losses) on investments	0.07		7.26	(7.96)	0.01	2.20	4.70
Total from investment operations	0.10		7.23	(7.97)	(0.11)	2.06	4.58
Distributions from net realized gains	—		—	(0.24)	(2.90)	(1.91)	(1.98)
Net asset value at end of period	$20.28		$20.18	$12.95	$21.16	$24.17	$24.02
Total return (A)	0.50	% (B)	55.83%	(37.67%)	(1.53%)	8.84%	22.21%
Net assets at end of period (000's)	$532,972		$583,543	$397,756	$649,891	$713,666	$639,501
Ratio of net expenses to average net assets	1.50	% (C)	1.50%	1.50%	1.47%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.32	% (C)	(0.15%)	(0.07%)	(0.53%)	(0.66%)	(0.57%)
Portfolio turnover	33	% (B)	62%	71%	64%	58%	69%

Touchstone Mid Cap Growth Fund — Class B

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$16.98		$10.98	$18.13	$21.25	$21.49	$19.50
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.16)	(0.15)	(0.28)	(0.30)	(0.26)
Net realized and unrealized gains (losses) on investments	0.06		6.16	(6.76)	0.06	1.97	4.23
Total from investment operations	0.01		6.00	(6.91)	(0.22)	1.67	3.97
Distributions from net realized gains	—		—	(0.24)	(2.90)	(1.91)	(1.98)
Net asset value at end of period	$16.99		$16.98	$10.98	$18.13	$21.25	$21.49
Total return (A)	0.06	% (B)	54.64%	(38.12%)	(2.29%)	8.04%	21.24%
Net assets at end of period (000's)	$23,805		$32,762	$29,521	$61,977	$74,935	$79,552
Ratio of net expenses to average net assets	2.25	% (C)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets	(0.53	%) (C)	(0.90%)	(0.85%)	(1.31%)	(1.42%)	(1.32%)
Portfolio turnover rate	33	% (B)	62%	71%	64%	58%	69%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$17.00		$10.99	$18.15	$21.27	$21.51	$19.51
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.14)	(0.14)	(0.27)	(0.28)	(0.25)
Net realized and unrealized gains (losses) on investments	0.05		6.15	(6.78)	0.05	1.95	4.23
Total from investment operations	0.01		6.01	(6.92)	(0.22)	1.67	3.98
Distributions from net realized gains	—		—	(0.24)	(2.90)	(1.91)	(1.98)
Net asset value at end of period	$17.01		$17.00	$10.99	$18.15	$21.27	$21.51
Total return (A)	0.06	% (B)	54.69%	(38.14%)	(2.28%)	8.04%	21.28%
Net assets at end of period (000's)	$198,452		$218,413	$158,782	$302,422	$345,997	$327,867
Ratio of net expenses to average net assets	2.25	% (C)	2.25%	2.25%	2.24%	2.25%	2.25%
Ratio of net investment loss to average net assets	(0.44	%) (C)	(0.90%)	(0.84%)	(1.30%)	(1.41%)	(1.32%)
Portfolio turnover	33	% (B)	62%	71%	64%	58%	69%

Touchstone Mid Cap Growth Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010	Period Ended March 31, 2009 (D)
Net asset value at beginning of period	$20.27		$12.96	$13.20
Income (loss) from investment operations:
Net investment income	0.07		0.01	0.02
Net realized and unrealized gains (losses) on investments	0.06		7.30	(0.26)
Total from investment operations	0.13		7.31	(0.24)
Net asset value at end of period	$20.40		$20.27	$12.96
Total return	0.64	% (B)	56.40%	(1.82	%) (B)
Net assets at end of period (000's)	$23,651		$26,162	$3
Ratio of net expenses to average net assets	1.13	% (C)	1.25%	1.25	% (C)
Ratio of net investment income to average net assets	0.66	% (C)	0.14%	1.11	% (C)
Portfolio turnover	33	% (B)	62%	71	% (B)

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

(D)  Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

See accompanying notes to financial statements.

Notes to Financial Statements

September 30, 2010 (Unaudited)

1. Organization

The Touchstone Diversified Small Cap Growth Fund ("Diversified Small Cap Growth Fund"), Touchstone Growth Opportunities Fund ("Growth Opportunities Fund"), Touchstone Large Cap Core Equity Fund ("Large Cap Core Equity Fund"), Touchstone Large Cap Growth Fund ("Large Cap Growth Fund"), and Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund") (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer certain of the following Classes of shares: Class A shares, Class B shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the Classes of shares currently being offered as outlined below:

	Class A (1)	Class B (2)	Class C (3)	Class Y (4)	Institutional Class (5)
Diversified Small Cap Growth Fund	X		X	X

Growth Opportunities Fund	X		X	X	X

Large Cap Core Equity Fund	X		X

Large Cap Growth Fund	X	X	X	X

Mid Cap Growth Fund	X	X	X	X

(1)  Currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25% of average daily net assets.

(2)  Sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets; closed to new investors effective February 2, 2009.

(3)  Sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets.

(4)  Sold without a distribution fee or sales charge, but offered only through selected dealers.

(5)  Sold without a distribution fee or sales charge, and subject to a higher minimum initial investment.

Each Class A, Class B, Class C, Class Y, and Institutional Class share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A, Class Y, and Institutional Class shares; (ii) certain other Class specific expenses will be borne solely by the Class to which such expenses are attributable; and (iii) each Class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Security valuation — The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not

Notes to Financial Statements (Continued)

readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended or at September 30, 2010.

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on their financial statements.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain

Notes to Financial Statements (Continued)

cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into approved investment vehicles.

As of September 30, 2010, the following Funds loaned common stocks and received collateral as follows:

	Market Value of Common Stocks Loaned	Value of Collateral Received
Diversified Small Cap Growth Fund	$6,323,679	$6,534,533
Growth Opportunities Fund	$4,264,426	$4,468,421
Large Cap Core Equity Fund	$1,238,099	$1,270,442
Large Cap Growth Fund	$57,841,373	$59,270,298
Mid Cap Growth Fund	$51,089,676	$52,488,794

All collateral received as cash and securities is received, held, and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The net asset value per share of each Class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that Class, less liabilities attributable to that Class, by the number of outstanding shares of that Class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C, Class Y, and Institutional Class shares of the Funds is equal to the net asset value per share.

Class B shares of the Funds are subject to a contingent deferred sales load of 5.00% in the event of a shareholder redemption within a one-year period of purchase. The contingent deferred sales load will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load. Class C shares of the Funds are subject to a contingent deferred sales load of 1.00% in the event of shareholder redemption with a one-year period of purchase.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are accreted or amortized into income using the effective yield method.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid to shareholders annually for each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each Class of shares based upon their proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the Class incurring the expense. Common

Notes to Financial Statements (Continued)

expenses, which are not attributable to a specific Class, are allocated daily to each Class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Tax Information

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2010 and 2009 was as follows:

	Diversified Small Cap Growth Fund		Growth Opportunities Fund		Large Cap Core Equity Fund
	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009
From ordinary income	$—	$—	$—	$—	$263,434	$850,456
From long-term capital gains	—	—	—	—	—	4,426,626
	$—	$—	$—	$—	$263,434	$5,277,082

	Large Cap Growth Fund		Mid Cap Growth Fund
	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009
From ordinary income	$2,186,079	$1,128,574	$—	$—
From long-term capital gains	—	—	—	11,814,206
From tax return of capital	500,658	—	—	—
	$2,686,737	$1,128,574	$—	$11,814,206

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of March 31, 2010:

	Diversified Small Cap Growth Fund	Growth Opportunities Fund	Large Cap Core Equity Fund
Tax cost of portfolio of investments	$40,587,652	$65,696,671	$55,133,120
Gross unrealized appreciation	5,201,095	6,283,822	3,905,705
Gross unrealized depreciation	(973,402)	(1,077,160)	(1,374,404)
Net unrealized appreciation (depreciation)	4,227,693	5,206,662	2,531,301
Undistributed ordinary income	1	—	522,174
Capital loss carryforward	(20,995,910)	(44,860,643)	(10,096,769)
Post-October losses	(445,502)	—	(150,498)
Accumulated defcit	$(17,213,718)	$(39,653,981)	$(7,193,792)

	Large Cap Growth Fund	Mid Cap Growth Fund
Tax cost of portfolio of investments	$804,613,220	$872,795,379
Gross unrealized appreciation	201,801,062	151,825,869
Gross unrealized depreciation	(6,514,295)	(20,394,234)
Net unrealized appreciation (depreciation)	195,286,767	131,431,635
Undistributed ordinary income	(1)	—
Capital loss carryforward	(338,079,373)	(131,553,464)
Post-October losses	—	—
Accumulated defcit	$(142,792,607)	$(121,829)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2010, the Funds had the following capital loss carryforwards for federal income tax purposes.

Fund	Amount	Expires March 31,
Diversified Small Cap Growth Fund	$11,436,443	2014
	3,627,106	2017
	5,932,361	2018
	$20,995,910
Growth Opportunities Fund	$21,887,780	2011
	17,098,132	2012
	1,976,702	2013
	3,131,509	2017
	766,520	2018
	$44,860,643
Large Cap Core Equity Fund	$1,053,666	2017
	9,043,103	2018
	$10,096,769

Notes to Financial Statements (Continued)

Fund	Amount	Expires March 31,
Large Cap Growth Fund	$26,177,120	2015
	41,526,594	2017
	270,375,659	2018
	$338,079,373
Mid Cap Growth Fund	$55,424,720	2017
	76,128,744	2018
	$131,553,464

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Fund's capital accounts on a tax basis. The following reclassifications of net investment loss have been made to the following Funds for the year ended March 31, 2010:

	Paid-In Capital	Accumulated Net Investment Income	Accumulated Net Realized Gains
Diversified Small Cap Growth Fund	$(255,757)	$255,757	$—
Growth Opportunities Fund	$(114,116)	$114,116	$—
Large Cap Core Equity Fund	$—	$—	$—
Large Cap Growth Fund	$(3,026,486)	$3,026,486	$—
Mid Cap Growth Fund	$(2,845,214)	$2,845,214	$—

For the six months ended September 30, 2010, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Small Cap Growth Fund	$31,751,777	$4,385,149	$(859,262)	$3,525,887
Growth Opportunities Fund	$82,769,192	$7,620,841	$(1,478,975)	$6,141,866
Large Cap Core Equity Fund	$47,976,505	$4,423,430	$(1,527,005)	$2,896,425
Large Cap Growth Fund	$585,807,556	$178,011,588	$(8,914,670)	$169,096,918
Mid Cap Growth Fund	$728,012,598	$124,839,742	$(19,979,946)	$104,859,796

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2007 through 2010) and have concluded that no provision for income tax is required in their financial statements.

Notes to Financial Statements (Continued)

4. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30 2010:

	Diversified Small Cap Growth Fund	Growth Opportunities Fund	Large Cap Core Equity Fund
Purchases of investment securities	$11,530,117	$53,939,822	$6,774,082
Proceeds from sales and maturities	$18,253,165	$36,195,140	$8,873,067

	Large Cap Growth Fund	Mid Cap Growth Fund
Purchases of investment securities	$312,489,347	$254,841,878
Proceeds from sales and maturities	$480,583,109	$333,365,977

5. Transactions with Affiliates

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.), and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

Diversified Small Cap Growth Fund	1.05%

Growth Opportunities Fund	0.83% on the first $500 million 0.80% on the next $500 million 0.75% of such assets in excess of $1 billion

Large Cap Core Equity Fund	0.65% on the first $100 million 0.60% on the next $100 million 0.55% on the next $100 million 0.50% of such assets in excess of $300 million

Large Cap Growth Fund	0.75% on the first $200 million 0.70% on the next $800 million 0.65% of such assets in excess of $1 billion

Mid Cap Growth Fund	0.80%

The Advisor has retained various Sub-Advisors to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Advisor (not the Funds) pays the Sub-Advisors a fee for these services.

Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Diversified Small Cap Growth Fund.

Westfield Capital Management Company, LP has been retained by the Advisor to manage the investments of the Growth Opportunities Fund and a portion of the investments of the Mid Cap Growth Fund.

Notes to Financial Statements (Continued)

Todd/Veredus Asset Management, LLC has been retained by the Advisor to manage the investments of the Large Cap Core Equity Fund.

Navellier & Associates, Inc. has been retained by the Advisor to manage the investments of the Large Cap Growth Fund.

TCW Investment Management Company has been retained by the Advisor to manage a portion of the investments of the Mid Cap Growth Fund.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervising the preparation of tax returns, coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, preparing materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through at least July 28, 2011:

	Class A	Class B	Class C	Class Y	Institutional Class
Diversified Small Cap Growth Fund	1.40%	—	2.15%	1.15%	—
Growth Opportunities Fund*	1.15%	—	1.90%	0.90%	0.75%
Large Cap Core Equity Fund	1.15%	—	1.90%	—	—
Large Cap Growth Fund	1.25%	2.00%	2.00%	0.99%	—
Mid Cap Growth Fund	1.50%	2.25%	2.25%	1.25%	—

*  Prior to July 28, 2010, the expense limitations for Class A, Class C, Class Y, and Institutional Class shares of Growth Opportunities Fund were 1.24%, 1.99%, 0.99%, and 0.84%, respectively.

For the six months ended September 30 2010, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed
Diversified Small Cap Growth Fund	$36,699	$33,768	$26,453
Growth Opportunities Fund	$8,210	$70,564	$78,455
Large Cap Core Equity Fund	$—	$49,817	$7,197
Large Cap Growth Fund	$—	$508,983	$—
Mid Cap Growth Fund	$—	$21,829	$—

Notes to Financial Statements (Continued)

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended September 30 2010, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

Amount
Diversified Small Cap Growth Fund	$4,145
Growth Opportunities Fund	$3,654
Large Cap Core Equity Fund	$1,370
Large Cap Growth Fund	$265,018
Mid Cap Growth Fund	$188,093

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended September 30 2010:

Amount
Diversified Small Cap Growth Fund	$476
Growth Opportunities Fund	$1,701
Large Cap Core Equity Fund	$785
Large Cap Growth Fund	$12,436
Mid Cap Growth Fund	$21,259

In addition, the Underwriter collected the following contingent deferred sales charges on the redemption of Class B and Class C shares of the following Funds during the six months ended September 30 2010:

Amount
Diversified Small Cap Growth Fund	$—
Growth Opportunities Fund	$96
Large Cap Core Equity Fund	$53
Large Cap Growth Fund	$13,836
Mid Cap Growth Fund	$12,573

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

Notes to Financial Statements (Continued)

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, for the six months ended September 30 2010, is noted below:

	Share Activity
	Balance 03/31/10	Purchases	Sales	Balance 09/30/10	Dividends	Value 09/30/10
Diversified Small Cap Growth Fund	552,905	4,675,325	(5,228,230)	—	$661	$—
Growth Opportunities Fund	3,037,764	31,683,500	(32,043,001)	2,678,263	$2,557	$2,678,263
Large Cap Core Equity Fund	1,091,219	5,432,508	(5,795,398)	728,329	$858	$728,329
Large Cap Growth Fund	10,189,005	282,780,052	(284,845,099)	8,123,958	$15,554	$8,123,958
Mid Cap Growth Fund	167,739	164,901,879	(153,751,853)	11,317,765	$12,097	$11,317,765

As of September 30, 2010, approximately 55% of the Large Cap Core Equity Fund was owned by Western-Southern and subsidiaries.

Notes to Financial Statements (Continued)

6. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Diversified Small Cap Growth Fund		Growth Opportunities Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Class A
Shares sold	114,222	401,883	566,757	698,951
Shares redeemed	(244,918)	(447,487)	(155,145)	(404,810)
Net increase (decrease) in shares outstanding	(130,696)	(45,604)	411,612	294,141
Shares outstanding, beginning of period	1,398,646	1,444,250	1,541,640	1,247,499
Shares outstanding, end of period	1,267,950	1,398,646	1,953,252	1,541,640
Class C
Shares sold	1,945	8,851	23,106	49,028
Shares redeemed	(47,876)	(85,721)	(50,636)	(96,167)
Net decrease in shares outstanding	(45,931)	(76,870)	(27,530)	(47,139)
Shares outstanding, beginning of period	289,017	365,887	414,940	462,079
Shares outstanding, end of period	243,086	289,017	387,410	414,940
Class Y
Shares sold	140,559	1,219,487	10,996	113,986
Shares redeemed	(799,805)	(339,541)	(16,525)	(7,994)
Net increase (decrease) in shares outstanding	(659,246)	879,946	(5,529)	105,992
Shares outstanding, beginning of period	2,277,339	1,397,393	106,166	174
Shares outstanding, end of period	1,618,093	2,277,339	100,637	106,166
Institutional Class
Shares sold	—	—	623,630	1,104,600
Shares redeemed	—	—	(26,309)	(65,305)
Net increase in shares outstanding	—	—	597,321	1,039,295
Shares outstanding, beginning of period	—	—	1,039,469	174
Shares outstanding, end of period	—	—	1,636,790	1,039,469

Notes to Financial Statements (Continued)

	Large Cap Core Equity Fund		Large Cap Growth Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Class A
Shares sold	108,351	382,755	886,903	3,067,281
Shares reinvested	—	31,314	—	39,843
Shares redeemed	(389,992)	(2,026,290)	(3,600,459)	(15,414,647)
Net decrease in shares outstanding	(281,641)	(1,612,221)	(2,713,556)	(12,307,523)
Shares outstanding, beginning of period	5,905,555	7,517,776	16,126,059	28,433,582
Shares outstanding, end of period	5,623,914	5,905,555	13,412,503	16,126,059
Class B
Shares sold	—	—	514	787
Shares redeemed	—	—	(106,701)	(250,663)
Net decrease in shares outstanding	—	—	(106,187)	(249,876)
Shares outstanding, beginning of period	—	—	747,573	997,449
Shares outstanding, end of period	—	—	641,386	747,573
Class C
Shares sold	8,878	29,779	118,728	667,999
Shares redeemed	(65,720)	(107,144)	(1,233,126)	(3,205,389)
Net decrease in shares outstanding	(56,842)	(77,365)	(1,114,398)	(2,537,390)
Shares outstanding, beginning of period	234,986	312,351	7,120,536	9,657,926
Shares outstanding, end of period	178,144	234,986	6,006,138	7,120,536
Class Y
Shares sold	—	—	630,318	6,986,425
Shares reinvested	—	—	—	81,995
Shares redeemed	—	—	(5,113,469)	(4,083,242)
Net increase (decrease) in shares outstanding	—	—	(4,483,151)	2,985,178
Shares outstanding, beginning of period	—	—	16,892,638	13,907,460
Shares outstanding, end of period	—	—	12,409,487	16,892,638

Notes to Financial Statements (Continued)

	Mid Cap Growth Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Class A
Shares sold	2,353,665	9,450,111
Shares redeemed	(4,982,302)	(11,246,950)
Net decrease in shares outstanding	(2,628,637)	(1,796,839)
Shares outstanding, beginning of period	28,910,441	30,707,280
Shares outstanding, end of period	26,281,804	28,910,441
Class B
Shares sold	378	11,658
Shares redeemed	(528,618)	(770,301)
Net decrease in shares outstanding	(528,240)	(758,643)
Shares outstanding, beginning of period	1,929,330	2,687,973
Shares outstanding, end of period	1,401,090	1,929,330
Class C
Shares sold	372,215	1,099,323
Shares redeemed	(1,556,095)	(2,694,366)
Net decrease in shares outstanding	(1,183,880)	(1,595,043)
Shares outstanding, beginning of period	12,849,080	14,444,123
Shares outstanding, end of period	11,665,200	12,849,080
Class Y
Shares sold	266,557	1,818,788
Shares redeemed	(397,654)	(528,358)
Net increase (decrease) in shares outstanding	(131,097)	1,290,430
Shares outstanding, beginning of period	1,290,619	189
Shares outstanding, end of period	1,159,522	1,290,619

7. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements (Continued)

8. Subsequent Events

On October 8, 2010, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Large Cap Core Equity Fund to the Growth Opportunities Fund in exchange for shares of the Growth Opportunities Fund and the subsequent liquidation of the Large Cap Core Equity Fund. The Agreement and Plan of Reorganization was approved and the merger took place on October 24, 2010.

The merger was approved as follows:

	Number of Votes
	For	Against	Abstain
Large Cap Core Equity Fund	3,045,776	22,222	699,621

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	Large Cap Core Equity Fund	Growth Opportunities Fund	Growth Opportunities Fund
Shares	5,507,436	4,221,102	6,432,968
Net Assets	$47,429,798	$90,373,406	$137,803,204
Net Asset Value	$8.61	$21.41	$21.42
Unrealized Appreciation (Depreciation)	$5,752,014	$8,993,620	$14,745,634
Accumulated Net Realized Gain (Loss)	$(19,856)	$133,833	$113,977

Portfolio of Investments
Touchstone Diversified Small Cap Growth Fund – September 30, 2010 (Unaudited)

Common Stocks — 99.9%	Shares	Market Value
Information Technology — 28.5%
Ariba, Inc.*	18,520	$350,028
Atheros Communications, Inc.*	9,852	259,600
Avnet, Inc.*	11,111	300,108
Cavium Networks, Inc.* †	5,197	149,466
comScore, Inc.*	15,184	357,128
F5 Networks, Inc.*	1,733	179,903
Finisar Corp.* †	29,656	557,236
j2 Global Communications, Inc.* †	11,335	269,660
Mantech International Corp. - Class A*	5,875	232,650
MAXIMUS, Inc.	3,865	238,007
Mellanox Technologies Ltd.* †	10,605	208,282
MICROS Systems, Inc.*	5,243	221,936
Microsemi Corp.* †	23,027	394,913
Multi-Fineline Electronix, Inc.*	7,915	174,051
Netscout Systems, Inc.*	19,634	402,693
Nuance Communications, Inc.*	11,027	172,462
Oclaro, Inc.*	5,280	84,533
Oplink Communications, Inc.*	17,266	342,557
Parametric Technology Corp.*	9,770	190,906
Polycom, Inc.*	6,425	175,274
Progress Software Corp.*	8,820	291,942
RF Micro Devices, Inc.*	19,421	119,245
Riverbed Technology, Inc.*	11,301	515,100
Skyworks Solutions, Inc.*	20,812	430,392
Taleo Corp. - Class A*	10,901	316,020
Veeco Instruments, Inc.* †	7,525	262,397
VeriFone Holdings, Inc.*	12,090	375,636
Virtusa Corp.*	16,871	163,480
VistaPrint NV* †	7,090	274,028
Wright Express Corp.*	5,234	186,906
		8,196,539
Health Care — 22.6%
Acorda Therapeutics, Inc.*	16,585	547,637
Alexion Pharmaceuticals, Inc.*	8,183	526,658
Auxilium Pharmaceuticals, Inc.* †	17,145	424,853
BioMarin Pharmaceutical, Inc.* †	22,491	502,674
CryoLife, Inc.*	31,995	194,210
eResearchTechnology, Inc.*	40,613	303,785
Genomic Health, Inc.* †	24,038	321,148
HMS Holdings Corp.*	5,240	308,845
Inspire Pharmaceuticals, Inc.*	78,739	468,497
Insulet Corp.* †	22,781	322,123
NuVasive, Inc.* †	7,255	254,941
NxStage Medical, Inc.*	20,809	397,452
RTI Biologics, Inc.*	76,200	200,406
Salix Pharmaceuticals Ltd.*	10,215	405,740
SonoSite, Inc.*	12,320	412,843
Spectranetics Corp. (The)*	49,695	269,347
United Therapeutics Corp.*	7,015	392,910
Wright Medical Group, Inc.*	16,635	239,710
		6,493,779

	Shares	Market Value
Consumer Discretionary — 20.9%
99 Cents Only Stores*	22,701	$428,595
American Public Education, Inc.*	5,218	171,463
Big Lots, Inc.*	12,713	422,707
BJ's Restaurants, Inc.* †	6,161	173,494
Capella Education Co.* †	4,052	314,516
Cato Corp. (The) - Class A	7,891	211,163
Chico's FAS, Inc.	26,390	277,623
Chipotle Mexican Grill, Inc. - Class A*	1,235	212,420
Coinstar, Inc.* †	7,303	313,956
Deckers Outdoor Corp.*	7,063	352,867
DSW, Inc. - Class A* †	12,405	356,024
Fuel Systems Solutions, Inc.* †	5,510	215,496
hhgregg, Inc.* †	13,520	334,755
LKQ Corp.*	14,780	307,424
Morningstar, Inc.*	5,155	229,707
Netflix, Inc.* †	2,248	364,536
Panera Bread Co. - Class A*	2,415	213,993
PetMed Express, Inc. †	19,423	339,903
Steiner Leisure Ltd.*	6,519	248,374
Tractor Supply Co.	7,317	290,192
Tupperware Brands Corp.	4,950	226,512
		6,005,720
Industrials — 12.4%
American Science & Engineering, Inc.	4,035	297,178
Applied Industrial Technologies, Inc.	7,975	244,035
CLARCOR, Inc.	10,010	386,686
EnPro Industries, Inc.*	6,079	190,151
General Cable Corp.*	6,140	166,517
GrafTech International Ltd.*	14,020	219,133
Hexcel Corp.*	6,630	117,948
HUB Group, Inc. - Class A*	7,074	206,985
Kforce, Inc.*	14,536	199,434
LaBarge, Inc.*	11,633	145,296
Landstar System, Inc.	5,630	217,431
Rollins, Inc.	8,395	196,275
Sykes Enterprises, Inc.*	5,473	74,323
Toro Co.	4,640	260,907
Wabtec Corp.	5,313	253,908
Woodward Governor Co.	12,052	390,726
		3,566,933
Financials — 7.2%
Cash America International, Inc.	8,120	284,200
Encore Capital Group, Inc.*	15,318	276,030
Ezcorp, Inc. - Class A*	23,815	477,253
First Cash Financial Services, Inc.*	15,190	421,522
Portfolio Recovery Associates, Inc.* †	6,469	418,221
World Acceptance Corp.* †	4,725	208,656
		2,085,882
Energy — 4.6%
Brigham Exploration Co.*	7,975	149,531
CARBO Ceramics, Inc.	2,681	217,161

Touchstone Diversified Small Cap Growth Fund (Continued)

Common Stocks — 99.9% (Continued)	Shares	Market Value
Dril-Quip, Inc.*	1,150	$71,427
Lufkin Industries, Inc.	6,060	266,034
Natural Gas Services Group, Inc.*	6,241	92,180
T-3 Energy Services, Inc.*	7,825	204,624
World Fuel Services Corp.	12,729	331,081
		1,332,038
Materials — 2.5%
Balchem Corp.	7,607	234,752
LSB Industries, Inc.*	9,679	179,739
Rock-Tenn Co. - Class A	2,545	126,766
Worthington Industries, Inc.	12,385	186,147
		727,404
Telecommunication Services — 1.2%
Syniverse Holdings, Inc.*	14,770	334,836
Total Common Stocks		$28,743,131
Investment Fund — 22.7%
Invesco Liquid Assets Portfolio **	6,534,533	6,534,533
Total Investment Securities — 122.6% (Cost $30,893,871)		$35,277,664
Liabilities in Excess of Other Assets — (22.6%)		(6,505,600)
Net Assets — 100.0%		$28,772,064

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $6,323,679.

**  Represents collateral for securities loaned.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$28,743,131	$—	$—	$28,743,131
Investment Funds	6,534,533	—	—	6,534,533
				$35,277,664

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Growth Opportunities Fund – September 30, 2010 (Unaudited)

Common Stocks — 96.8%	Shares	Market Value
Information Technology — 34.4%
Adobe Systems, Inc.*	35,800	$936,170
Akamai Technologies, Inc.*	26,950	1,352,351
Alliance Data Systems Corp.* †	23,450	1,530,347
Apple, Inc.*	12,340	3,501,475
Atmel Corp.*	201,500	1,603,940
Autodesk, Inc.*	55,300	1,767,941
Cadence Design Systems, Inc.*	170,350	1,299,770
Cavium Networks, Inc.*	29,850	858,486
Cisco Systems, Inc.*	73,800	1,616,220
EMC Corp.*	58,200	1,182,042
EZchip Semiconductor Ltd.*	32,499	820,600
Google, Inc. - Class A*	4,820	2,534,308
Longtop Financial Technologies Ltd. ADR*	32,400	1,274,940
LSI Corp.*	185,277	844,863
NICE Systems Ltd. ADR*	55,397	1,733,372
Nuance Communications, Inc.*	90,800	1,420,112
Oracle Corp.	93,000	2,497,050
QUALCOMM, Inc.	50,000	2,256,000
		29,029,987
Health Care — 19.2%
Acorda Therapeutics, Inc.*	51,900	1,713,738
Celgene Corp.*	45,975	2,648,620
Covidien PLC	36,200	1,454,878
Gilead Sciences, Inc.*	59,600	2,122,356
Life Technologies Corp.*	32,600	1,522,094
Santarus, Inc.*	130,600	393,106
Shire PLC ADR	27,650	1,860,292
United Therapeutics Corp.*	22,700	1,271,427
Vertex Pharmaceuticals, Inc.* †	38,300	1,324,031
Warner Chilcott PLC - Class A	83,050	1,863,642
		16,174,184
Industrials — 15.1%
AMETEK, Inc.	38,350	1,831,980
BE Aerospace, Inc.*	55,300	1,676,143
Cooper Industries PLC	33,400	1,634,262
Dover Corp.	38,300	1,999,643
FedEx Corp.	28,660	2,450,430
Goodrich Corp.	19,850	1,463,540
IDEX Corp.	49,000	1,739,990
		12,795,988
Consumer Discretionary — 9.2%
Bed Bath & Beyond, Inc.*	29,800	1,293,618
Netflix, Inc.* †	9,330	1,512,952
NIKE, Inc. - Class B	21,300	1,706,982
Target Corp.	26,950	1,440,208
Tenneco, Inc.*	62,406	1,807,902
		7,761,662

	Shares	Market Value
Energy — 8.6%
CONSOL Energy, Inc.	36,900	$1,363,824
Ensco PLC ADR	38,350	1,715,396
Massey Energy Co.	64,600	2,003,892
National-Oilwell Varco, Inc.	48,250	2,145,677
		7,228,789
Consumer Staples — 4.4%
PepsiCo, Inc.	30,800	2,046,352
Ralcorp Holdings, Inc.*	29,100	1,701,768
		3,748,120
Materials — 4.3%
Air Products & Chemicals, Inc.	21,550	1,784,771
Celanese Corp.	57,450	1,844,145
		3,628,916
Financials — 1.6%
Waddell & Reed Financial, Inc. - Class A	51,050	1,396,728
Total Common Stocks		$81,764,374
Investment Funds — 8.5%
Invesco Liquid Assets Portfolio **	4,468,421	4,468,421
Touchstone Institutional Money Market Fund^	2,678,263	2,678,263
Total Investment Funds		$7,146,684
Total Investment Securities — 105.3% (Cost $82,612,584)		$88,911,058
Liabilities in Excess of Other Assets — (5.3%)		(4,478,833)
Net Assets — 100.0%		$84,432,225

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $4,264,426.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Touchstone Growth Opportunities Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$81,764,374	$—	$—	$81,764,374
Investment Funds	7,146,684	—	—	7,146,684
				$88,911,058

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Large Cap Core Equity Fund – September 30, 2010 (Unaudited)

Common Stocks — 98.7%	Shares	Market Value
Information Technology — 22.6%
Cisco Systems, Inc.*	44,728	$979,543
Fiserv, Inc.*	9,620	517,749
Google, Inc. - Class A*	1,950	1,025,291
Hewlett-Packard Co.	23,943	1,007,282
Intel Corp.	51,719	994,556
International Business Machines Corp.	7,600	1,019,464
Microsoft Corp.	36,531	894,644
Oracle Corp.	54,485	1,462,922
QUALCOMM, Inc.	25,779	1,163,149
Tyco Electronics Ltd.	36,915	1,078,656
Western Digital Corp.*	19,820	562,690
Xilinx, Inc.	19,190	510,646
		11,216,592
Consumer Discretionary — 14.9%
Best Buy Co., Inc.	21,189	865,147
Dollar Tree, Inc.*	19,845	967,642
Genuine Parts Co.	11,900	530,621
Home Depot, Inc.	15,360	486,605
Honda Motor Co. Ltd. ADR	22,540	802,199
McDonald's Corp.	12,600	938,826
Ross Stores, Inc.	27,240	1,487,849
Target Corp.	24,476	1,307,997
		7,386,886
Financials — 13.7%
Aflac, Inc.	27,668	1,430,712
Allstate Corp.	29,566	932,807
American Express Co.	24,418	1,026,289
MetLife, Inc.	22,100	849,745
Morgan Stanley	34,279	846,006
NYSE Euronext	31,630	903,669
State Street Corp.	21,140	796,132
		6,785,360
Industrials — 13.0%
Danaher Corp.	19,130	776,869
Eaton Corp.	6,260	516,387
Emerson Electric Co.	16,482	867,942
Honeywell International, Inc.	11,226	493,271
Illinois Tool Works, Inc.	20,549	966,214
Union Pacific Corp.	15,868	1,298,003
United Technologies Corp.	21,147	1,506,301
		6,424,987
Health Care — 10.2%
Bristol-Myers Squibb Co.	25,840	700,522
Johnson & Johnson	7,817	484,341
Laboratory Corp. of America Holdings*	6,353	498,266
McKesson Corp.	15,831	978,039
Merck & Co., Inc.	13,261	488,137
Novartis AG ADR †	21,422	1,235,407
Teva Pharmaceutical Industries Ltd. ADR	12,770	673,618
		5,058,330

	Shares	Market Value
Energy — 9.2%
Chesapeake Energy Corp.	32,580	$737,937
Chevron Corp.	15,131	1,226,367
Ensco PLC ADR	20,052	896,926
Marathon Oil Corp.	24,427	808,534
Pride International, Inc.*	30,170	887,903
		4,557,667
Consumer Staples — 7.5%
Altria Group, Inc.	32,465	779,810
Kimberly-Clark Corp.	7,901	513,960
PepsiCo, Inc.	14,280	948,763
Philip Morris International, Inc.	26,348	1,476,015
		3,718,548
Materials — 3.5%
BHP Billiton Ltd. ADR †	6,710	512,107
Praxair, Inc.	13,212	1,192,515
		1,704,622
Utilities — 2.5%
Dominion Resources, Inc.	27,854	1,216,106
Telecommunication Services — 1.6%
AT&T, Inc.	28,149	805,061
Total Common Stocks		$48,874,159
Investment Funds — 4.0%
Invesco Liquid Assets Portfolio **	1,270,442	1,270,442
Touchstone Institutional Money Market Fund^	728,329	728,329
Total Investment Funds		$1,998,771
Total Investment Securities — 102.7% (Cost $46,544,335)		$50,872,930
Liabilities in Excess of Other Assets — (2.7%)		(1,330,498)
Net Assets — 100.0%		$49,542,432

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $1,238,099.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Touchstone Large Cap Core Equity Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$48,874,159	$—	$—	$48,874,159
Investment Funds	1,998,771	—	—	1,998,771
				$50,872,930

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Large Cap Growth Fund – September 30, 2010 (Unaudited)

Common Stocks — 99.1%	Shares	Market Value
Information Technology — 37.4%
Akamai Technologies, Inc.* †	267,500	$13,423,150
Apple, Inc.*	54,345	15,420,394
Baidu, Inc. ADR*	366,600	37,620,492
Broadcom Corp. - Class A	611,000	21,623,290
Citrix Systems, Inc.*	279,690	19,086,046
Cognizant Technology Solutions Corp. - Class A*	336,070	21,666,433
F5 Networks, Inc.*	207,040	21,492,822
Infosys Technologies Ltd. ADR	285,125	19,191,764
International Business Machines Corp.	145,940	19,576,392
Marvell Technology Group Ltd.*	794,283	13,907,895
NetApp, Inc.*	490,150	24,404,568
Salesforce.com, Inc.*	183,300	20,492,940
SanDisk Corp.*	319,100	11,695,015
		259,601,201
Consumer Discretionary — 21.5%
Amazon.com, Inc.*	86,907	13,649,613
AutoZone, Inc.*	74,670	17,092,710
Chipotle Mexican Grill, Inc. - Class A*	82,110	14,122,920
DIRECTV Group, Inc. - Class A*	437,895	18,229,569
Family Dollar Stores, Inc.	314,900	13,905,984
Ford Motor Co.* †	984,400	12,049,056
Las Vegas Sands Corp.* †	461,600	16,086,760
McDonald's Corp.	207,100	15,431,021
Netflix, Inc.* †	88,225	14,306,566
TJX Cos., Inc.	315,700	14,089,691
		148,963,890
Health Care — 13.3%
Alcon, Inc.	81,436	13,582,710
AmerisourceBergen Corp.	451,400	13,839,924
Cerner Corp.* †	156,100	13,110,839
Edwards Lifesciences Corp.*	179,900	12,062,295
Express Scripts, Inc.*	359,820	17,523,234
Merck & Co., Inc.	302,785	11,145,516
Perrigo Co.	166,300	10,679,786
		91,944,304
Consumer Staples — 11.4%
Dr Pepper Snapple Group, Inc.	465,000	16,516,800
Estee Lauder Cos., Inc. (The) - Class A	227,400	14,378,502
General Mills, Inc.	475,200	17,363,808
Kellogg Co.	319,100	16,117,741
Mead Johnson Nutrition Co. - Class A	264,800	15,069,768
		79,446,619
Materials — 8.9%
Companhia Siderurgica Nacional SA ADR †	879,800	15,546,066
Lubrizol Corp.	162,949	17,267,706
Newmont Mining Corp.	190,100	11,940,181
Teck Resources Ltd. - Class B	410,730	16,905,647
		61,659,600

	Shares	Market Value
Industrials — 6.6%
Cummins, Inc.	158,200	$14,329,756
Deere & Co.	192,100	13,404,738
Precision Castparts Corp.	142,600	18,160,110
		45,894,604
Total Common Stocks		$687,510,218
Investment Funds — 9.7%
Invesco Liquid Assets Portfolio **	59,270,298	59,270,298
Touchstone Institutional Money Market Fund^	8,123,958	8,123,958
Total Investment Funds		$67,394,256
Total Investment Securities — 108.8% (Cost $584,518,185)		$754,904,474
Liabilities in Excess of Other Assets — (8.8%)		(61,332,751)
Net Assets — 100.0%		$693,571,723

†  All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $57,841,373.

*  Non-income producing security.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

Portfolio Abbreviations:

ADR – American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$687,510,218	$—	$—	$687,510,218
Investment Funds	67,394,256	—	—	67,394,256
				$754,904,474

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2010 (Unaudited)

Common Stocks — 98.7%	Shares	Market Value
Information Technology — 19.8%
Agilent Technologies, Inc.*	132,400	$4,418,188
Akamai Technologies, Inc.*	146,842	7,368,532
Alliance Data Systems Corp.* †	127,300	8,307,598
Atmel Corp.*	1,162,756	9,255,538
Autodesk, Inc.*	306,050	9,784,418
Avago Technologies Ltd.*	216,425	4,871,727
Avnet, Inc.*	135,800	3,667,958
BMC Software, Inc.*	215,500	8,723,440
Broadcom Corp. - Class A	115,000	4,069,850
Brocade Communications Systems, Inc.*	1,473,700	8,606,408
Ciena Corp.* †	239,115	3,723,021
Gartner, Inc.*	274,200	8,072,448
Global Payments, Inc.	178,800	7,668,732
Lam Research Corp.*	156,950	6,568,357
Longtop Financial Technologies Ltd. ADR* †	181,375	7,137,106
LSI Corp.*	1,659,849	7,568,911
Maxim Integrated Products, Inc.	199,845	3,699,131
NICE Systems Ltd. ADR*	332,900	10,416,441
ON Semiconductor Corp.*	1,351,370	9,743,378
QLogic Corp.*	191,900	3,385,116
Red Hat, Inc.*	180,100	7,384,100
Salesforce.com, Inc.*	65,665	7,341,347
Verigy Ltd.*	333,651	2,712,583
		154,494,328
Financials — 17.5%
Ameriprise Financial, Inc.	204,600	9,683,718
Arch Capital Group Ltd.*	65,500	5,488,900
Assurant, Inc.	133,480	5,432,636
Blackstone Group LP	597,400	7,581,006
Boston Properties, Inc. REIT	55,200	4,588,224
Comerica, Inc.	130,180	4,836,187
Digital Realty Trust, Inc. REIT †	61,465	3,792,390
Discover Financial Services	626,700	10,453,356
Federal Realty Investment Trust REIT	51,900	4,238,154
First Horizon National Corp.*	301,452	3,439,569
Fulton Financial Corp.	478,926	4,339,070
Health Care REIT, Inc. REIT	96,545	4,570,440
Home Properties, Inc. REIT	15,100	798,790
Invesco, Ltd.	301,220	6,394,901
KeyCorp	674,800	5,371,408
Kilroy Realty Corp. REIT	144,632	4,793,104
Knight Capital Group, Inc. - Class A*	423,325	5,244,997
Liberty Property Trust REIT †	149,220	4,760,118
New York Community Bancorp, Inc.	249,873	4,060,436
Northern Trust Corp.	97,700	4,713,048
NYSE Euronext	281,550	8,043,884
PartnerRe Ltd.	51,900	4,161,342
Synovus Financial Corp. †	2,163,060	5,321,128
TCF Financial Corp.	339,200	5,491,648
Willis Group Holdings PLC	172,389	5,313,029
Wilmington Trust Corp. †	402,795	3,617,099
		136,528,582

	Shares	Market Value
Industrials — 15.5%
AMETEK, Inc.	195,850	$9,355,754
Cooper Industries PLC	195,900	9,585,387
Delta Air Lines, Inc.*	475,000	5,529,000
Dover Corp.	293,890	15,343,997
Hexcel Corp.*	330,695	5,883,064
IDEX Corp.	271,700	9,648,067
Jacobs Engineering Group, Inc.*	91,002	3,521,777
Joy Global, Inc.	91,730	6,450,454
Kennametal, Inc.	148,400	4,590,012
MSC Industrial Direct Co. - Class A	190,950	10,318,938
Precision Castparts Corp.	98,850	12,588,548
Rockwell Collins, Inc.	84,445	4,918,921
Roper Industries, Inc.	161,500	10,526,570
SPX Corp.	88,975	5,630,338
WABCO Holdings, Inc.*	152,830	6,409,690
		120,300,517
Consumer Discretionary — 11.5%
Abercrombie & Fitch Co. - Class A	154,100	6,059,212
American Eagle Outfitters, Inc.	391,200	5,852,352
Bed Bath & Beyond, Inc.*	223,700	9,710,817
Coach, Inc.	230,121	9,885,998
Discovery Communications, Inc. - Class A*	190,950	8,315,872
Foot Locker, Inc.	406,800	5,910,804
Fortune Brands, Inc.	112,200	5,523,606
International Speedway Corp. - Class A	170,400	4,157,760
Lear Corp.*	144,950	11,440,904
Lennar Corp. - Class A	195,500	3,006,790
Macy's, Inc.	198,274	4,578,147
Marriott International, Inc. - Class A	135,113	4,841,099
Strayer Education, Inc. †	43,137	7,527,406
Toll Brothers, Inc.*	157,600	2,997,552
		89,808,319
Health Care — 10.7%
Beckman Coulter, Inc.	60,700	2,961,553
Covance, Inc.* †	119,500	5,591,405
Dendreon Corp.* †	188,500	7,762,430
Life Technologies Corp.*	217,900	10,173,751
Mettler-Toledo International, Inc.*	54,280	6,754,603
Shire PLC ADR	166,450	11,198,756
Thermo Fisher Scientific, Inc.*	99,195	4,749,457
United Therapeutics Corp.*	127,300	7,130,073
Varian Medical Systems, Inc.*	154,291	9,334,605
Vertex Pharmaceuticals, Inc.* †	293,800	10,156,666
Warner Chilcott PLC - Class A	335,350	7,525,254
		83,338,553
Energy — 10.0%
Cameron International Corp.*	147,700	6,345,192
CONSOL Energy, Inc.	324,650	11,999,064
Denbury Resources, Inc.*	741,860	11,788,155
Massey Energy Co.	357,450	11,088,099
Murphy Oil Corp.	80,320	4,973,414

Touchstone Mid Cap Growth Fund (Continued)

Common Stocks — 98.7% (Continued)	Shares	Market Value
National-Oilwell Varco, Inc.	270,380	$12,023,799
Petrohawk Energy Corp.*	264,800	4,273,872
Weatherford International Ltd.*	889,700	15,213,870
		77,705,465
Materials — 7.0%
Commercial Metals Co.	332,445	4,817,128
Crown Holdings, Inc.*	350,000	10,031,000
Cytec Industries, Inc.	94,825	5,346,233
Ecolab, Inc.	173,800	8,818,612
Greif, Inc. - Class A	123,330	7,256,737
International Flavors & Fragrances, Inc.	120,435	5,843,506
Scotts Miracle-Gro Co. (The) - Class A	141,950	7,343,074
Yamana Gold, Inc.	450,500	5,135,700
		54,591,990
Consumer Staples — 3.1%
BJ's Wholesale Club, Inc.*	97,400	4,042,100
J.M. Smucker Co. (The)	81,850	4,954,381
Molson Coors Brewing Co. - Class B	123,600	5,836,392
Ralcorp Holdings, Inc.*	159,050	9,301,244
		24,134,117
Utilities — 2.6%
Consolidated Edison, Inc.	106,770	5,148,450
Hawaiian Electric Industries, Inc.	227,139	5,119,713
PG&E Corp.	76,000	3,451,920
Wisconsin Energy Corp.	110,595	6,392,391
		20,112,474
Telecommunication Services — 1.0%
NII Holdings, Inc.*	195,900	8,051,490
Total Common Stocks		$769,065,835
Investment Funds — 8.2%
Invesco Liquid Assets Portfolio **	52,488,794	52,488,794
Touchstone Institutional Money Market Fund^	11,317,765	11,317,765
Total Investment Funds		$63,806,559
Total Investment Securities — 106.9% (Cost $724,532,619)		$832,872,394
Liabilities in Excess of Other Assets — (6.9%)		(53,992,045)
Net Assets — 100.0%		$778,880,349

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $51,089,676.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$769,065,835	$—	$—	$769,065,835
Investment Funds	63,806,559	—	—	63,806,559
				$832,872,394

See accompanying notes to financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 through September 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2010" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized September 30, 2010	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010
Touchstone Diversified Small Cap Growth Fund
Class A Actual	1.40%	$1,000.00	$1,008.80	$7.05
Class A Hypothetical	1.40%	$1,000.00	$1,018.05	$7.08
Class C Actual	2.15%	$1,000.00	$1,005.60	$10.81
Class C Hypothetical	2.15%	$1,000.00	$1,014.29	$10.86
Class Y Actual	1.15%	$1,000.00	$1,009.80	$5.79
Class Y Hypothetical	1.15%	$1,000.00	$1,019.30	$5.82
Touchstone Growth Opportunities Fund
Class A Actual	1.21%	$1,000.00	$995.20	$6.05
Class A Hypothetical	1.21%	$1,000.00	$1,019.00	$6.12
Class C Actual	1.96%	$1,000.00	$991.80	$9.79
Class C Hypothetical	1.96%	$1,000.00	$1,015.24	$9.90
Class Y Actual	0.96%	$1,000.00	$996.70	$4.81
Class Y Hypothetical	0.96%	$1,000.00	$1,020.26	$4.86
Institutional Class Actual	0.80%	$1,000.00	$997.60	$4.01
Institutional Class Hypothetical	0.80%	$1,000.00	$1,021.06	$4.05
Touchstone Large Cap Core Equity Fund
Class A Actual	1.15%	$1,000.00	$981.60	$5.71
Class A Hypothetical	1.15%	$1,000.00	$1,019.30	$5.82
Class C Actual	1.90%	$1,000.00	$977.90	$9.42
Class C Hypothetical	1.90%	$1,000.00	$1,015.54	$9.60
Touchstone Large Cap Growth Fund
Class A Actual	1.25%	$1,000.00	$1,035.20	$6.38
Class A Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33
Class B Actual	1.91%	$1,000.00	$1,031.60	$9.73
Class B Hypothetical	1.91%	$1,000.00	$1,015.49	$9.65
Class C Actual	2.00%	$1,000.00	$1,031.00	$10.18
Class C Hypothetical	2.00%	$1,000.00	$1,015.04	$10.10
Class Y Actual	0.99%	$1,000.00	$1,036.40	$5.05
Class Y Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized September 30, 2010	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010
Touchstone Mid Cap Growth Fund
Class A Actual	1.49%	$1,000.00	$1,005.00	$7.49
Class A Hypothetical	1.49%	$1,000.00	$1,017.60	$7.54
Class B Actual	2.25%	$1,000.00	$1,000.60	$11.28
Class B Hypothetical	2.25%	$1,000.00	$1,013.79	$11.36
Class C Actual	2.25%	$1,000.00	$1,000.60	$11.28
Class C Hypothetical	2.25%	$1,000.00	$1,013.79	$11.36
Class Y Actual	1.13%	$1,000.00	$1,006.40	$5.68
Class Y Hypothetical	1.13%	$1,000.00	$1,019.40	$5.72

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

JPMorgan Chase Bank, N.A.

P.O. Box 5354

Cincinnati, Ohio 45201-5354

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1010

Item 2.  Code of Ethics.

Not required for Semiannual Reports.

Item 3.  Audit Committee Financial Expert.

Not required for Semiannual Reports.

Item 4.  Principal Accountant Fees and Services.

Not required for Semiannual Reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)         Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)                      Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: December 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: December 3, 2010

/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
Controller & Treasurer

Date: December 3, 2010